                              [ANNOTATED FORM N-Q]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06330

Morgan Stanley Limited Duration U.S. Treasury Trust
                              (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                              (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2005

Date of reporting period: August 31, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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MORGAN STANLEY LIMITED DURATION U.S. TREASURY TRUST
PORTFOLIO OF INVESTMENTS AUGUST 31, 2004 (Unaudited)

   PRINCIPAL           DESCRIPTION
   AMOUNT IN               AND                                        COUPON
   THOUSANDS          MATURITY DATE                                    RATE          VALUE
----------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS (98.7%)
              U.S. Treasury Notes

  $224,000    11/15/06............................................... 3.50%       228,926,432
   142,100    02/15/06............................................... 5.625        149,238,394
    70,000    11/15/05............................................... 5.75          73,087,140
    18,000    11/15/04............................................... 5.875         18,163,134
   210,000    05/15/05............................................... 6.75         217,177,800
    50,000    05/15/06............................................... 6.875         53,849,650
    45,000    11/15/04............................................... 7.875         45,588,870
                                                                                   -----------
              TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $810,824,949)..              786,031,420
                                                                                   -----------
              SHORT-TERM INVESTMENT (A) (0.0%)
              U.S. GOVERNMENT OBLIGATION
              U.S. Treasury Bill
       200    09/16/04 (Cost $199,889)............................... 1.326            199,889

              TOTAL INVESTMENTS (Cost $811,024,838) (b).............. 98.7%        786,231,309

              OTHER ASSETS IN EXCESS OF LIABILITIES ................. 1.3           10,203,688

              NET ASSETS............................................. 100.0%      $796,434,997

----------------

   (a)  Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

   (b)  The aggregate cost for federal income tax purposes is $811,024,838. The aggregate gross and net unrealized depreciation is $24,793,529.

                        SEE NOTES TO FINANCIAL STATEMENTS

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                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Limited Duration U.S. Treasury Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 20, 2004

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